16. Trade payables, net	12 Months Ended
Dec. 31, 2018
Trade Payables Net
Trade payables, net
	2018	2017

Product suppliers	9,662	8,554
Service suppliers	491	412
Considerations from suppliers (note 16.2)	(907)	(838)
	9,246	8,128

16.1.Agreement between suppliers, the Group and banks

The Group entered into certain agreements with financial institutions in order to allow suppliers to use the Group's lines of credit, anticipate receivables arising from the sale of goods and services to the Group.

These transactions were evaluated by management who concluded that they have commercial characteristics, since there are no changes to the original terms of the receivables in relation to price and/or terms, including financial charges. The anticipation is also solely at the suppliers’ discretion.

The Group also has commercial transactions increasing payment terms, as part of its commercial activity, without financial charges, which are considered as normal trade payables.

16.2.Accounts receivable from vendors

It includes considerations and discounts obtained from suppliers. These amounts are established in agreements and include amounts for discounts on purchase volumes, joint marketing campaigns, freight reimbursements, and other similar programs. The settlement of these receivables is through offsetting the amounts payable to suppliers, according to the terms of supply agreements.